Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investment Securities
Amortized cost and estimated fair value by type of investment security

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,908,809	$30,959	$(46,557)	$3,893,211	$3,893,211
Obligations of states and political subdivisions	259,150	18,579	(25)	277,704	277,704
Equity securities	28,075	627	(245)	28,457	28,457
Total investment securities	$4,196,034	$50,165	$(46,827)	$4,199,372	$4,199,372

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,597,590	$47,960	$(45,178)	$4,600,372	$4,600,372
Obligations of states and political subdivisions	268,763	19,131	(5,618)	282,276	282,276
Equity securities	28,075	1,425	(185)	29,315	29,315
Total investment securities	$4,894,428	$68,516	$(50,981)	$4,911,963	$4,911,963

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value
	(Dollars in Thousands)
Due in one year or less	$1,200	$1,200	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	—	—
Due after ten years	—	—	259,150	277,704
Residential mortgage-backed securities	—	—	3,908,809	3,893,211
Equity securities	—	—	28,075	28,457
Total investment securities	$2,400	$2,400	$4,196,034	$4,199,372

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,083,137	$(9,333)	$1,454,550	$(37,224)	$2,537,687	$(46,557)
Obligations of states and political subdivisions	6,814	(19)	544	(6)	7,358	(25)
Equity securities	5,041	(35)	5,540	(210)	10,581	(245)
	$1,094,992	$(9,387)	$1,460,634	$(37,440)	$2,555,626	$(46,827)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2014 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$808,072	$(4,910)	$1,836,218	$(40,268)	$2,644,290	$(45,178)
Obligations of states and political subdivisions	8,833	(97)	27,793	(5,521)	36,626	(5,618)
Equity securities	74	(1)	8,066	(184)	8,140	(185)
	$816,979	$(5,008)	$1,872,077	$(45,973)	$2,689,056	$(50,981)

Reconciliation of credit-related impairment charges on available-for-sale investment

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2015 (in Thousands):

Balance at December 31, 2014	$12,623
Impairment charges recognized during period	954
Balance at December 31, 2015	$13,577

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2014 (in Thousands):

Balance at December 31, 2013	$11,806
Impairment charges recognized during period	817
Balance at December 31, 2014	$12,623

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2013 (in Thousands):

Balance at December 31, 2012	$10,432
Impairment charges recognized during period	1,374
Balance at December 31, 2013	$11,806